Intangible assets, net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Consideration paid on acquisition	$ 550,000
Amortization of Intangible Assets	66,000		¥ 476,000	¥ 0	¥ 0
Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Consideration paid on acquisition	550,000
Transcation cost	10,000	$ 14,000
Total price of consideration	560,000		4,028,000
Trademarks [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration	480,000		3,454,000
Customer Relationships [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration	67,000		484,000
Software [Member] | Gold Shell PTE Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Total price of consideration	$ 13,000		¥ 90,000